March 18, 2020

ULTIMUS MANAGERS TRUST

LYRICAL U.S. VALUE EQUITY FUND

Investor Class (LYRBX) & Institutional Class (LYRIX)

&

LYRICAL INTERNATIONAL VALUE EQUITY FUND

Investor Class (LYRNX) & Institutional Class (LYRWX)

Supplement to the Summary Prospectuses, the Prospectus, and the Statement of Additional Information (“SAI”), each dated February 29, 2020

This supplement updates certain information contained in the Summary Prospectuses, the Prospectus and the SAI of the Lyrical U.S. Value Equity Fund (the “U.S. Fund”) and the Lyrical International Value Equity Fund (the “International Fund” and together with the U.S. Fund, each a “Fund” and collectively, the “Funds”), each a series of Ultimus Managers Trust (the “Trust”), as described below. For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please contact the Funds at 1-888-884-8099.

Effective April 1, 2020, the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Lyrical Asset Management LP (the “Adviser”), as investment adviser to the Funds, is amended to reduce the investment advisory fee payable by each Fund to the Adviser from 1.25% to 0.85% of the average daily net assets of the Fund. Also effective April 1, 2020, the Expense Limitation Agreement between the Trust, on behalf of the Funds, and Adviser is amended to reduce each Fund’s operating expense limit from 1.45% to 0.99% for each Fund’s Institutional Class shares and from 1.70% to 1.24% for each Fund’s Investor Class shares.

Therefore, this supplement updates certain information in the Summary Prospectuses, Prospectus and SAI of the Funds as set forth below:

The following changes are made to the U.S. Fund’s Summary Prospectus in the section entitled “FEES AND EXPENSES” and to the Prospectus in the section entitled “RISK/RETURN SUMMARY: LYRICAL U.S. VALUE EQUITY FUND”.

The following disclosure replaces, in their entirety, the tables entitled “Shareholder Fees” and “Annual Fund Operating Expenses” beginning on page 1 of the Summary Prospectus and page 3 of the Prospectus:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Contingent Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Exchange Fee	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees(1)	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.53%	0.16%
Total Annual Fund Operating Expenses(1)	1.63%	1.01%
Less Management Fee Reductions and/or Expense Reimbursements(2)	(0.39%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(1) (2)	1.24%	0.99%

(1)	Information in the table has been restated to reflect a contractual reduction in the Management Fees from 1.25% to 0.85% of the U.S. Fund’s average daily net assets, effective April 1, 2020.
(2)	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, and 1.24% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the International Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2022, this agreement may not be modified or terminated without the approval of the U.S. Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the U.S. Fund’s investment advisory agreement with the Adviser is terminated. Prior to April 1, 2020, the Adviser had entered into a contractual agreement with the U.S. Fund with expense caps of 1.45% for Institutional Class shares and 1.70% for Investor Class shares. Information in the table has been restated to reflect the current expense caps of 0.99% for Institutional Class shares and 1.24% for Investor Class shares.

The following disclosure replaces, in its entirety, the subsection entitled “Example” on page 2 of the Summary Prospectus and page 4 of the Prospectus:

Example

This Example is intended to help you compare the cost of investing in the U.S. Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the U.S. Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Investor	$126	$436	$811	$1,865
Institutional	$101	$317	$554	$1,233

The following changes are made to the International Fund’s Summary Prospectus in the section entitled “FEES AND EXPENSES” and to the Prospectus in the section entitled “RISK/RETURN SUMMARY: LYRICAL INTERNATIONAL VALUE EQUITY FUND”.

The following disclosure replaces, in their entirety, the tables entitled “Shareholder Fees” and “Annual Fund Operating Expenses” beginning on page 1 of the Summary Prospectus and page 9 of the Prospectus:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Contingent Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Exchange Fee	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fees(1)	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	None
Other Expenses(2)	0.54%	0.54%
Total Annual Fund Operating Expenses(1)	1.64%	1.39%
Fee Waivers and/or Expense Reimbursement(3)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement(1) (3)	1.24%	0.99%

(1)	Information in the table has been restated to reflect a contractual reduction in the Management Fees from 1.25% to 0.85% of the International Fund’s average daily net assets, effective April 1, 2020.
(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(3)	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, and 1.24% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the International Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2022, this agreement may not be modified or terminated without the approval of the International Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the International Fund’s investment advisory agreement with the Adviser is terminated. Prior to April 1, 2020, the Adviser had entered into a contractual agreement with the International Fund with expense caps of 1.45% for Institutional Class shares and 1.70% for Investor Class shares. Information in the table has been restated to reflect the current expense caps of 0.99% for Institutional Class shares and 1.24% for Investor Class shares.

The following disclosure replaces, in its entirety, the subsection entitled “Example” on page 2 of the Summary Prospectus and page 4 of the Prospectus:

Example

This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the International Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years
Investor	$126	$437
Institutional	$101	$359

The following changes to the Prospectus are made in the section entitled “FUND MANAGEMENT”.

The following disclosure replaces, in its entirety, the second paragraph in the subsection entitled “The Investment Adviser” beginning on page 22 of the Prospectus:

For its services, each Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.85% of the Fund’s average daily net assets under the terms of its Advisory Agreement. Prior to April 1, 2020, each Fund paid the Adviser a Management Fee computed at the annual rate of 1.25% of the Fund’s average daily net assets. The Advisory Agreement was amended to reduce the Management Fee from 1.25% to 0.85% effective April 1, 2020. The Adviser has contractually agreed under an expense limitation agreement with the U.S. Fund (the “Expense Limitation Agreement”), until April 1, 2022, to reduce its Management Fee and to reimburse U.S. Fund expenses to the extent necessary to limit Total Annual Operating Expenses of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business to amounts) to an amount not exceeding 1.24% of the average daily net assets of the U.S. Fund for the Investor Class shares and 0.99% of the average daily net assets of the U.S. Fund for the Institutional Class shares. The Adviser has contractually agreed under an expense limitation agreement with the International Fund (the “Expense Limitation Agreement”), until April 1, 2022, to reduce its Management Fee and to reimburse International Fund expenses to the extent necessary to limit Total Annual Operating Expenses of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business to amounts) to an amount not exceeding 1.24% of the average daily net assets of the International Fund for the Investor Class shares and 0.99% of the average daily net assets of the International Fund for the Institutional Class shares. This Expense Limitation Agreement become effective on April 1, 2020. Prior to April 1, 2020, the Adviser had contractually agreed to limit each Fund’s Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business to amounts) to an amount not exceeding 1.70% of the average daily net assets of the Fund for the Investor Class shares and 1.45% of the average daily net assets of the Fund for the Institutional Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three (3) years after the date that such fees and expense were incurred, provided that the repayments do not cause that Fund’s Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2022, the applicable Expense Limitation Agreement for the U.S. Fund or International Fund, may not be modified or terminated without the approval of the Board. It is expected that the Expense Limitation Agreement for each Fund will continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement for each Fund may be terminated by the Adviser or the Board, without approval by the other party, at any time upon not less than 60 days’ notice to the other party as set forth in the Expense Limitation Agreement. The applicable Expense Limitation Agreement will terminate automatically if that Fund’s Advisory Agreement with the Adviser is terminated. The total Management Fee paid to the Adviser, as a percentage of average net assets, for the fiscal year ended November 30, 2019, was 1.25% for the U.S. Fund, net of fee reductions and expense reimbursements. The International Fund has just recently commenced operations, and therefore does not have a total Management Fee to report.

The following changes to the SAI are made in the section entitled “INVESTMENT ADVISER”.

The following disclosure replaces, in its entirety, the fourth paragraph in the section entitled “INVESTMENT ADVISER” beginning on page 22 of the SAI:

Under an Advisory Agreement, for its services, each Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.85% of its average daily net assets. Prior to April 1, 2020, each Fund paid the Adviser a Management Fee computed at the annual rate of 1.25% of its average daily net assets. Under an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser has agreed to reduce its Management Fee and to reimburse Fund expenses to the extent necessary to limit Total Annual Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, cost to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of each Funds’ business,) of the U.S. Fund to an amount not exceeding 1.24% of the average daily net assets of the Funds for the Investor Class shares and 0.99% of the average daily net assets of the U.S. Fund for the Institutional Class shares, and of the International Fund to an amount not exceeding 1.24% for the Investor Class Shares and 0.99% for the Institutional Class shares. Prior to April 1, 2022, the Expense Limitation Agreement may be modified or terminated only with the approval of the Board. Management Fee reductions and expense reimbursements by the Adviser, are subject to repayment by each Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2020, the Adviser had agreed with respect to each Fund to reduce the Management Fee and reimburse Fund expenses to the extent necessary to limit ordinary operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business to amounts) to an amount not exceeding 1.70% of the average daily net assets of the Fund for the Investor Class shares and 1.45% of the average daily net assets of the Fund for the Institutional Class shares.

Investors Should Retain this Supplement for Future Reference